November 2, 2009

U.S. Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re:	Advantage Funds, Inc.
- Dreyfus Emerging Leaders Fund
- Dreyfus International Value Fund
- Dreyfus Midcap Value Fund
- Dreyfus Small Company Value Fund
- Dreyfus Strategic Value Fund
- Dreyfus Structured Midcap Fund
- Dreyfus Technology Growth Fund
File Number: 811-7123

Ladies and Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended August 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6826.

Very truly yours,

/s/Andrew Wians

Andrew Wians
Paralegal

AWW/ Enclosures